Segment Information (Assets) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of operating segments [line items]
Investments accounted for using the equity method	¥ 4,452,044	¥ 3,688,794
Cash and cash equivalents	7,504,266	5,440,623	¥ 1,077,430	¥ 279,198
Time deposits with financial institutions	2,000,000	0
Deferred income tax assets	119,307	103,091	¥ 71,045
Total assets	39,443,463	33,945,610
Allocated amounts [member]
Disclosure of operating segments [line items]
Total assets	25,314,853	24,605,627
Allocated amounts [member] | Synthetic fibres [member]
Disclosure of operating segments [line items]
Total assets	1,101,836	1,405,804
Allocated amounts [member] | Resins and plastics [member]
Disclosure of operating segments [line items]
Total assets	2,184,706	1,821,576
Allocated amounts [member] | Intermediate petrochemicals [member]
Disclosure of operating segments [line items]
Total assets	5,122,226	4,441,418
Allocated amounts [member] | Petroleum products [member]
Disclosure of operating segments [line items]
Total assets	13,792,883	13,426,863
Allocated amounts [member] | Trading of petrochemical products [member]
Disclosure of operating segments [line items]
Total assets	1,229,927	1,186,590
Allocated amounts [member] | Others [member]
Disclosure of operating segments [line items]
Total assets	1,883,275	2,323,376
Unallocated amounts [member]
Disclosure of operating segments [line items]
Investments accounted for using the equity method	4,452,044	3,688,794
Cash and cash equivalents	7,504,266	5,440,623
Time deposits with financial institutions	2,000,000	0
Deferred income tax assets	119,307	103,091
Others	52,993	107,475
Total assets	¥ 14,128,610	¥ 9,339,983